Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of March 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Municipal Fund
Michael L. Camarella	None
Charles S. Pulire	None
Mark Paris[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of March 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Municipal Fund
Michael L. Camarella	17	$20,120	None	None	2	$987.76
Charles S. Pulire	17	$20,120	None	None	2	$987.76
Mark Paris[1]	18	$25,025.9	None	None	14	$23.3	[2]”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of March 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of July 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Rochester® Pennsylvania Municipal Fund
Charlie S. Pulire	None
Mark Paris[1]	None
Oppenheimer Rochester® High Yield Municipal Fund
Scott S. Cottier	$500,001 - $1,000,000
Mark Paris[1]	None
Oppenheimer Rochester® New Jersey Municipal Fund
Elizabeth S. Mossow	$10,001 - $50,000
Mark Paris[1]	None
Oppenheimer Rochester® AMT-Free Municipal Fund
Troy E. Willis, J.D.	None
Mark Paris[1]	None
Oppenheimer Rochester® California Municipal Fund
Mark R. DeMitry	$100,001 - $500,000
Mark Paris[1]	None
Oppenheimer Rochester® Limited Term California Municipal Fund
Michael L. Camarella	$10,001 - $50,000
Mark Paris[1]	None”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Funds as of this same date.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of July 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Rochester® Pennsylvania Municipal Fund
Charlie S. Pulire	2	$1,880.0	None	None	2		$1.02
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]
Oppenheimer Rochester® High Yield Municipal Fund
Scott Cottier[1]	1	$7,300.00	None	None	2		$1.02
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]
Oppenheimer Rochester® New Jersey Municipal Fund
Elizabeth S. Mossow	None	None	None	None	2		$1.02
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]
Oppenheimer Rochester® AMT-Free Municipal Fund
Troy E. Willis, J.D.	1	$5,100.00	None	None	2		$1,020.00
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]
Oppenheimer Rochester® California Municipal Fund
Mark R. DeMitry	1	$1,720.00	None	None	2		$1.02
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]
Oppenheimer Rochester® Limited Term California Municipal Fund
Michael L. Camarella	2	$2,400.00	None	None	2		$1.02
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]”

2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R6 shares of the Funds listed below:

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of September 30, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Rochester® AMT-Free New York Municipal Fund
Michael L. Camarella	$100,001 - $500,000
Scott S. Cottier[1]	None
Mark Paris[1]	None
Oppenheimer Intermediate Term Municipal Fund
Michael L. Camarella	$100,001 - $500,000
Mark Paris[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of September 30, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Rochester® AMT-Free New York Municipal Fund
Michael L. Camarella	3	$777.87	None	None	2	$1,030.00
Scott S. Cottier[1]	2	$1,110.9	None	None	None	None

1

The portfolio manager began serving on the Funds effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Funds as of this same date.

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Mark Paris[1]	19	$26,860.9	0	$0	15	[2]	$23.9	[2]
Oppenheimer Intermediate Term Municipal Fund
Michael L. Camarella	3	$1,450.00	0	$0	2		$1,030.00
Mark Paris[1]	19	$26,860.9	0	$0	15	[2]	$23.9	[2]”

2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Rochester® Fund Municipals
Troy E. Willis, J.D.	$500,001 - $1,000,000
Mark Paris[1]	None
Oppenheimer Rochester® Limited Term New York Municipal Fund
Mark R. DeMitry	$100,001 - $500,000
Mark Paris[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Rochester® Fund Municipals
Troy E. Willis, J.D.	1	$1,880.00	None	None	2		$1,040.00
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Funds as of this same date.

2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Rochester® Limited Term New York Municipal Fund
Mark R. DeMitry	1	$1,260.00	None	None	2		$1,040.00
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]”